OPTIONS	12 Months Ended
Jun. 30, 2021
Options
OPTIONS

21.	OPTIONS

Employee Option Plan

The fair value of options granted under an Employee Option Plan is recognised as an employee benefit expense with a corresponding increase in equity. The fair value is measured at grant date and recognised over the vesting period over which the service vesting conditions are to be satisfied. Employee Option Plan options have no other vesting conditions. The fair value at grant date is determined by management with the assistance of an independent valuer, using a Black-Scholes option pricing model or a Monte Carlo simulation analysis. The total amount to be expensed is determined by reference to the fair value of the options granted;

●	including any market performance conditions (e.g. the entities share price)

●	excluding the impact of any service and non-market performance vesting conditions (e.g. remaining an employee over a specified time period)

21.	OPTIONS (Cont.)

The cumulative employee benefits expense recognised at each reporting date until vesting date reflects (i) the extent to which the vesting period has expired; and (ii) the number of awards that, in the opinion of the Directors of the Company, will ultimately vest. This opinion is formed based on the best information available at balance date.

Where the terms of an equity-settled award are modified, as a minimum an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any increase in the value of the transaction as a result of the modification, as at the date of modification. Where appropriate, the dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share. The Company’s policy is to treat the options of terminated employees as forfeitures.

On November 30, 2001, the Directors of the Company established a Staff Share Plan. On November 19, 2008, the shareholders of the Company approved the introduction of a new Employee Option Plan. Under the terms of the respective Plans, the Directors may, at their discretion, grant options over the ordinary shares in the Genetic Technologies Limited to executives, consultants, employees, and former Non-Executive Directors, of the Company. The options, which are granted at nil cost, are not transferable and are not quoted on the ASX. As at June 30, 2021, there was 1 executive and 12 employees who held options that had been granted under the Plans. Options granted under the Plans carry no rights to dividends and no voting rights.

(i) Fair value of options granted

During the year ended June 30, 2021, there were 12,850,000 options issued under Employee Option Plan (2020: no options were granted). The Company, however issued various unlisted options to underwriters and sub-underwriters as a part of capital raising costs. For valuations on the unlisted options issued please refer to Note 20.

Set out below are summaries of all and unlisted options, including ESOP which were issued in prior periods:

	2021		2020
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Opening balance	$0.008	538,000,000	$0.015	38,000,000
Exercised by various underwriters	$0.008	(21,000,000)	—	—
Exercised by Lodge Corporate Pty Ltd	$0.008	(2,500,000)	—	—
Granted to employees during the year	$0.008	12,850,000	—	—
Granted to directors in their capacity as sub-underwriters	—	—	$0.008	250,000,000
Options granted to various underwriters	—	—	$0.008	250,000,000
Granted to Lodge Corporate Pty Ltd	—	—	$0.008	5,000,000
Lapsed during the year	$0.01	(5,000,000)	$0.010	(5,000,000)
Forfeited during the year	$0.01	(500,000)	—	—
Lapse of unlisted options attached to convertible notes	—	—	—	—
Closing balance	$0.008	$521,850,000	$0.008	$538,000,000

21. OPTIONS (Cont.)

(i) Fair value of options granted (Cont.)

The movements in the number of options granted under the Employee share plans are as follows:

	2021		2020
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Balance at the beginning of the financial year	$0.015	20,500,000	$0.015	25,500,000
Add: options granted during the year	$0.008	12,850,000	—	—
Less: options lapsed during the year	$0.010	(5,000,000)	$0.010	(5,000,000)
Less: options forfeited during the year	$0.010	(500,000)	—	—
Balance at the end of the financial year	$0.011	$27,850,000	$0.015	$20,500,000

The number of options outstanding as at June 30, 2021 by ASX code, including the respective dates of expiry and exercise prices, are tabled below. The options tabled below are not listed on ASX.

	2021		2020
Unlisted options	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options
Options to Kentgrove Capital (expiring August 8, 2021)	$0.015	12,500,000	$0.015	12,500,000
GTGAD (expiring March 31, 2021)	—	—	$0.020	5,000,000
GTGAD (expiring February 16, 2022)	$0.010	5,500,000	$0.010	5,500,000
Options to various underwriters (expiring October 30, 2022)	$0.008	231,500,000	$0.008	250,000,000
Options to directors (expiring December 20, 2022)	$0.008	250,000,000	$0.008	250,000,000
Options issued Lodge Corporate Pty Ltd (expiring March 6, 2023)	—	—	$0.008	5,000,000
ESOP options (expiring December 11, 2021)	$0.010	9,500,000	$0.010	10,000,000
ESOP options (expiring December 1, 2023)	$0.008	12,850,000	—	—
Total	$0.008	521,850,000	$0.008	538,000,000
Exercisable at the end of the financial year	$0.008	$521,850,000	$0.008	$538,000,000

The weighted average remaining contractual life of options outstanding as at June 30, 2021 was 1.37 years (2020: 2.39 years).